Investment Risks	Jan. 31, 2026
Curasset Capital Management Core Bond Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Core Bond Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Core Bond Fund’s portfolio. The Core Bond Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Core Bond Fund and, therefore, the ability of the Core Bond Fund to achieve its investment objective.

Curasset Capital Management Core Bond Fund | Interest Rate Risk1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and therefore, those debt securities may be worth less than the amount the Core Bond Fund paid for them or valued them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities.
Curasset Capital Management Core Bond Fund | Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Duration Risk. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.
Curasset Capital Management Core Bond Fund | Credit Risk1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Core Bond Fund’s income or share value might be reduced.
Curasset Capital Management Core Bond Fund | Credit Spread Risk Member
Prospectus [Line Items]
Risk [Text Block]	Credit Spread Risk. “Credit spread” is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Core Bond Fund’s lower-rated and unrated securities.
Curasset Capital Management Core Bond Fund | Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Extension Risk. Extension risk is the risk that an increase in interest rates could cause prepayments on a debt security to occur at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date.
Curasset Capital Management Core Bond Fund | Reinvestment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Reinvestment Risk. Reinvestment risk is the risk that when interest rates fall the Core Bond Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds.
Curasset Capital Management Core Bond Fund | Prepayment Risk1 Member
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Core Bond Fund may need to reinvest the proceeds at a lower interest rate, reducing its income.
Curasset Capital Management Core Bond Fund | Event Risk Member
Prospectus [Line Items]
Risk [Text Block]
Event Risk. Event risk is the risk that an issuer could be subject to an event, such as a buyout or debt restructuring, that interferes with its ability to make timely interest and principal payments and cause the value of its debt securities to fall.

Curasset Capital Management Core Bond Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Liquidity risk is the risk the Core Bond Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. Liquidity risk may result from the lack of an active market or a reduced number and capacity of traditional market participants to make a market in fixed income securities and may be magnified during times of market stress or under circumstances that cause increased supply in the market due to unusually high selling activity.

Curasset Capital Management Core Bond Fund | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Leverage risk is created when an investment exposes the Core Bond Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Core Bond Fund’s risk of loss and potential for gain.

Curasset Capital Management Core Bond Fund | Risks Of Below-Investment-Grade Securities Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Below-Investment-Grade Securities. Debt securities rated below investment-grade, also known as high-yield or “junk” bonds, generally have greater credit risk, more price volatility, and less liquidity than investment-grade securities.

Curasset Capital Management Core Bond Fund | Risks Of Foreign Investing Member
Prospectus [Line Items]
Risk [Text Block]	Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Core Bond Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Core Bond Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors.
Curasset Capital Management Core Bond Fund | Risks Of Developing and Emerging Markets Member
Prospectus [Line Items]
Risk [Text Block]	Risks of Developing and Emerging Markets. Investments in developing and emerging markets are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Developing or emerging market countries may have less well-developed securities markets and exchanges that may be substantially less liquid than those of more developed markets.
Curasset Capital Management Core Bond Fund | Risks Of Sovereign Debt Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Sovereign Debt. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse, or otherwise be unable, to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of such sovereign debt may be collected. A restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, a flight to quality debt instruments, disruptions in common trading markets or unions, reduced liquidity, increased volatility, and heightened financial sector, foreign securities and currency risk, among others.

Curasset Capital Management Core Bond Fund | Risks Of Derivative Investments Member
Prospectus [Line Items]
Risk [Text Block]	Risks of Derivative Investments. Derivatives may involve significant risks. Derivatives may be more volatile than other types of investments, may require the payment of premiums, may increase portfolio turnover, may be illiquid, and may not perform as expected. Derivatives are subject to counterparty risk and the Core Bond Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Some derivatives have the potential for unlimited loss, regardless of the size of the Core Bond Fund’s initial investment. As a result of these risks, the Core Bond Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful.
Curasset Capital Management Core Bond Fund | Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]
Swap Agreements Risk. Swap agreements are contracts among the Core Bond Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of a specified index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

Curasset Capital Management Core Bond Fund | Futures And Forward Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures and Forward Contracts Risk. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Core Bond Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Core Bond Fund or the Adviser, thus limiting the ability to implement the Core Bond Fund’s strategies. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV. Futures are also subject to leverage risks and to liquidity risk. Futures contracts traded over the counter are frequently referred to as forward contracts.
Curasset Capital Management Core Bond Fund | Structured Note Risk Member
Prospectus [Line Items]
Risk [Text Block]
Structured Note Risk. Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Depending on the factor(s) used and the use of multipliers or deflators, changes in interest rates and movement of such factor(s) may cause significant price fluctuations. Structured notes may be less liquid than other types of securities and more volatile than the reference factor underlying the note. This means that the Fund may lose money if the issuer of the note defaults, as the Core Bond Fund may not be able to readily close out its investment in such notes without incurring losses.

Curasset Capital Management Core Bond Fund | Risks Of Mortgage-Related Securities Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Mortgage-Related Securities. The Core Bond Fund can buy interests in pools of residential or commercial mortgages in the form of “pass-through” mortgage securities. They may be issued or guaranteed by the U.S. government, or its agencies and instrumentalities, or by private issuers. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are subject to the risks of unanticipated prepayment and extension risks. Mortgage-related securities are also subject to interest rate risk, and the market for mortgage-backed securities may be volatile at times and may be less liquid than the markets for other types of securities. Mortgage-related securities issued by private issuers are not U.S. government securities, and are subject to greater credit risks than mortgage related securities that are U.S. government securities.

Curasset Capital Management Core Bond Fund | Risks oO Asset-Backed Securities Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Asset-Backed Securities.  Asset-backed securities are fractional interests in pools of loans, receivables or other assets. They are issued by trusts or other special purpose vehicles and are collateralized by the loans, receivables or other assets that make up the pool. The trust or other issuer passes the income from the underlying asset pool to the investor. Neither the Core Bond Fund nor the investment adviser selects the loans, receivables or other assets that are included in the pools or the collateral backing those pools. Asset-backed securities are subject to interest rate risk and credit risk. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool. Certain asset-backed securities are subject to prepayment and extension risks.

Curasset Capital Management Core Bond Fund | Health Crisis Risk Member
Prospectus [Line Items]
Risk [Text Block]	Health Crisis Risk. A widespread health crisis, such as a global pandemic, could continue to cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact the Core Bond Fund’s performance.
Curasset Capital Management Core Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, loss of money is a risk of investing.
Curasset Capital Management Core Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Core Bond Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Curasset Capital Management Limited Term Income Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Limited Term Income Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Limited Term Income Fund’s portfolio. The Limited Term Income Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Limited Term Income Fund and, therefore, the ability of the Limited Term Income Fund to achieve its investment objective.

Curasset Capital Management Limited Term Income Fund | Interest Rate Risk1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and therefore, those debt securities may be worth less than the amount the Limited Term Income Fund paid for them or valued them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities.
Curasset Capital Management Limited Term Income Fund | Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Duration Risk. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities.
Curasset Capital Management Limited Term Income Fund | Credit Risk1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Limited Term Income Fund’s income or share value might be reduced.
Curasset Capital Management Limited Term Income Fund | Credit Spread Risk Member
Prospectus [Line Items]
Risk [Text Block]	Credit Spread Risk. “Credit spread” is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Limited Term Income Fund’s lower-rated and unrated securities.
Curasset Capital Management Limited Term Income Fund | Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Extension Risk. Extension risk is the risk that an increase in interest rates could cause prepayments on a debt security to occur at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date.
Curasset Capital Management Limited Term Income Fund | Reinvestment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Reinvestment Risk. Reinvestment risk is the risk that when interest rates fall the Limited Term Income Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds.
Curasset Capital Management Limited Term Income Fund | Prepayment Risk1 Member
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Limited Term Income Fund may need to reinvest the proceeds at a lower interest rate, reducing its income.
Curasset Capital Management Limited Term Income Fund | Event Risk Member
Prospectus [Line Items]
Risk [Text Block]
Event Risk. Event risk is the risk that an issuer could be subject to an event, such as a buyout or debt restructuring, that interferes with its ability to make timely interest and principal payments and cause the value of its debt securities to fall.

Curasset Capital Management Limited Term Income Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Liquidity risk is the risk the Limited Term Income Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. Liquidity risk may result from the lack of an active market or a reduced number and capacity of traditional market participants to make a market in fixed income securities and may be magnified during times of market stress or under circumstances that cause increased supply in the market due to unusually high selling activity.

Curasset Capital Management Limited Term Income Fund | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Leverage risk is created when an investment exposes the Limited Term Income Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Limited Term Income Fund’s risk of loss and potential for gain.

Curasset Capital Management Limited Term Income Fund | Risks Of Below-Investment-Grade Securities Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Below-Investment-Grade Securities. Debt securities rated below investment-grade, also known as high-yield or “junk” bonds, generally have greater credit risk, more price volatility, and less liquidity than investment-grade securities.

Curasset Capital Management Limited Term Income Fund | Risks Of Foreign Investing Member
Prospectus [Line Items]
Risk [Text Block]	Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Limited Term Income Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Limited Term Income Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors.
Curasset Capital Management Limited Term Income Fund | Risks Of Developing and Emerging Markets Member
Prospectus [Line Items]
Risk [Text Block]	Risks of Developing and Emerging Markets. Investments in developing and emerging markets are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Developing or emerging market countries may have less well-developed securities markets and exchanges that may be substantially less liquid than those of more developed markets.
Curasset Capital Management Limited Term Income Fund | Risks Of Sovereign Debt Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Sovereign Debt. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse, or otherwise be unable, to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of such sovereign debt may be collected. A restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, a flight to quality debt instruments, disruptions in common trading markets or unions, reduced liquidity, increased volatility, and heightened financial sector, foreign securities and currency risk, among others.

Curasset Capital Management Limited Term Income Fund | Risks Of Derivative Investments Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Derivative Investments. Derivatives may involve significant risks. Derivatives may be more volatile than other types of investments, may require the payment of premiums, may increase portfolio turnover, may be illiquid, and may not perform as expected. Derivatives are subject to counterparty risk and the Limited Term Income Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Some derivatives have the potential for unlimited loss, regardless of the size of the Limited Term Income Fund’s initial investment. As a result of these risks, the Limited Term Income Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful. In addition, under new rules enacted under financial reform legislation, certain over-the-counter derivatives are required to be executed on a regulated market and/or cleared through a clearinghouse. It is unclear how these regulatory changes will affect counterparty risk and entering into a derivative transaction with a clearinghouse may entail further risks and costs.

Curasset Capital Management Limited Term Income Fund | Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]
Swap Agreements Risk. Swap agreements are contracts among the Limited Term Income Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of a specified index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

Curasset Capital Management Limited Term Income Fund | Futures And Forward Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Futures and Forward Contracts Risk. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Limited Term Income Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Limited Term Income Fund or the Adviser, thus limiting the ability to implement the Limited Term Income Fund’s strategies. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV. Futures are also subject to leverage risks and to liquidity risk. Futures contracts traded over the counter are frequently referred to as forward contracts.
Curasset Capital Management Limited Term Income Fund | Structured Note Risk Member
Prospectus [Line Items]
Risk [Text Block]
Structured Note Risk. Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Depending on the factor(s) used and the use of multipliers or deflators, changes in interest rates and movement of such factor(s) may cause significant price fluctuations. Structured notes may be less liquid than other types of securities and more volatile than the reference factor underlying the note. This means that a Fund may lose money if the issuer of the note defaults, as the Limited Term Income Fund may not be able to readily close out its investment in such notes without incurring losses.

Curasset Capital Management Limited Term Income Fund | Risks Of Mortgage-Related Securities Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Mortgage-Related Securities. The Limited Term Income Fund can buy interests in pools of residential or commercial mortgages in the form of “pass-through” mortgage securities. They may be issued or guaranteed by the U.S. government, or its agencies and instrumentalities, or by private issuers. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are subject to the risks of unanticipated prepayment and extension risks. Mortgage-related securities are also subject to interest rate risk, and the market for mortgage-backed securities may be volatile at times and may be less liquid than the markets for other types of securities. Mortgage-related securities issued by private issuers are not U.S. government securities, and are subject to greater credit risks than mortgage related securities that are U.S. government securities.

Curasset Capital Management Limited Term Income Fund | Health Crisis Risk Member
Prospectus [Line Items]
Risk [Text Block]	Health Crisis Risk. A widespread health crisis, such as a global pandemic, could continue to cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact the Limited Term Income Fund’s performance.
Curasset Capital Management Limited Term Income Fund | Risks Of Asset-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Asset-Backed Securities.  Asset-backed securities are fractional interests in pools of loans, receivables or other assets. They are issued by trusts or other special purpose vehicles and are collateralized by the loans, receivables or other assets that make up the pool. The trust or other issuer passes the income from the underlying asset pool to the investor. Neither the Limited Term Income Fund nor the Adviser selects the loans, receivables or other assets that are included in the pools or the collateral backing those pools. Asset-backed securities are subject to interest rate risk and credit risk. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool. Certain asset-backed securities are subject to prepayment and extension risks.

Curasset Capital Management Limited Term Income Fund | Restricted Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Restricted Securities. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933. Where registration is required, the Limited Term Income Fund may be obligated to pay all or a part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Limited Term Income Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Limited Term Income Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities may be priced at fair value as determined in good faith under the supervision of the Trust’s Board of Trustees. Restricted securities may have lower overall liquidity than those without restrictions on transferability. Certain securities in which the Limited Term Income Fund may invest are Rule 144A Securities. Rule 144A Securities are considered restricted securities because they are not registered for sale to the general public and may only be resold to certain qualified institutional buyers.

Curasset Capital Management Limited Term Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, loss of money is a risk of investing.
Curasset Capital Management Limited Term Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Limited Term Income Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.